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                       Supplement dated July 18, 2000 to
                          Prospectus Dated May 1, 2000
                    for Pacific Innovations Variable Annuity
            Issued by Pacific Life Insurance Company ("Prospectus")

APPENDIX A: STATE LAW VARIATIONS to the Prospectus is amended by adding the following:

For Contracts delivered to residents of Massachusetts:

You may make additional Purchase Payments only during your first Contract Year.




Form No. PISUPPMA0700